Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

Pursuant to the Internal Restructuring explained in Note
1
of these consolidated financial statements, the Company became the investment holding company of the entities now comprising the Group. As the businesses transferred to the Company was under the common control of the Founders before and after the Internal Restructuring, these consolidated financial statements were retrospectively adjusted to reflect the historical results and assets and liabilities of the drug research business of Wanchun Biotech and its subsidiaries since the beginning of the years presented. No adjustments were made to reflect fair values, or to recognize any new assets or liabilities in such consolidated balance sheets as a result of the Internal Restructuring. The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’).

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting years. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, allowance for doubtful accounts, clinical trial accrual, imputed interest expenses, valuation allowance for deferred tax assets and estimates of useful life for property and equipment. Estimates are periodically reviewed in light of changes in circumstances, facts and experiences. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and development (“R&D”) costs

The Company accounts for R&D costs in accordance with ASC
730,
Research and Development
. R&D costs primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant’s salaries, benefits and related costs, raw materials and supplies to develop product candidates, patent-related costs incurred in connection with filing patent applications and external costs of outside vendors engaged to conduct clinical development activities and trials. The Company expenses R&D costs as they are incurred.

The costs incurred relate to nonrefundable advance payments for goods or services that will be used in future research and development activities are deferred and capitalized. The capitalized amounts are expensed as R&D costs when the related goods are delivered or the services are performed, or when the Company does not expect it will need the goods to be delivered or the services to be rendered.

Research Contract Costs and Accruals [Policy Text Block]
Research contract costs and accruals

The Company has entered into various research and development contracts with research institutions and other companies in the PRC, the United States and Australia. Related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation and transactions

The Company currently uses U.S.dollar as the functional currency for all its entities, except for entities in the PRC, which adopt RMB as the functional currency, and BeyondSpring Australia, which adopts the Australian dollar as the functional currency. The determination of the respective functional currency is based on the criteria of ASC
830,
Foreign Currency Matters
. The Company uses the U.S. dollar as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of equity.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings, except for those raised from intercompany transactions with permanent investment in nature, which are recorded in other comprehensive income or loss.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Cash consists of cash on hand and bank deposits. As of December 31, 2015 and 2016, the Company had no cash equivalents.
Advances to Suppliers [Policy Text Block]
Advances to suppliers

Advances to suppliers consist of cash to contractors and vendors for services and materials that have not been provided or received. Advances to suppliers are reviewed periodically to determine whether their carrying values have become impaired. The Company considers the assets to be impaired if it is doubtful that the services and materials will be or can be provided by the suppliers. As of
December
31,
2015
and
2016,
there were no allowances provided.

Deferred Charges, Policy [Policy Text Block]
Deferred initial public offering (‘‘IPO’’) costs

Direct costs incurred by the Company attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred initial public offering costs in the consolidated balance sheets and will be charged against the gross proceeds received from such offering.

Lessee, Leases [Policy Text Block]
Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. The Company did not have any leases that qualified as capital leases for the years ended
December
31,
2014,
2015
and
2016.
Operating lease expenses are recognized on a straight-line basis over the lease term.

Government Grants [Policy Text Block]
Government grants

Government grants relating to the acquisition of plant and equipment are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the assets purchased under the related subsidized capital project. Government grants for Wanchun Pharma amounting to
$323
(RMB2,000)
were received in
December
2014.
The government grant was transferred to Wanchunbulin since Wanchun Pharma was liquidated in
August
2015.
There were no credits to profit or loss during
2014,
2015
and
2016
as the related assets had not yet been purchased. The Company included such government grant under current liabilities as the amendment procedures for changing the beneficiary to Wanchunbulin was still under review of the local government.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the respective assets, as follows:

Category	Estimated useful life

Office equipment (years)	5
Furniture (years)	5
Motor vehicles (years)	10
Leasehold improvements	Lower of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long- lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may
not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. To date, the Company has not recorded any impairment losses on long-lived assets.

Equity Method Investments [Policy Text Block]
Equity investment

The Company uses the equity method to accounts for its equity investment as prescribed in ASC
323,
Investments—Equity Method and Joint Ventures
. The share of income or loss of the investee is recognized in the consolidated statements of comprehensive loss. Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value measurements

Financial instruments of the Company primarily include cash, advances to suppliers, amounts due to related parties, and accounts payable. As of
December
31,
2015
and
2016,
the carrying values of these financial instruments approximated their fair value due to their short term nature.

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”),
in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 —Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 —Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities:
(1)
market approach;
(2)
income approach and
(3)
cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Segment Reporting, Policy [Policy Text Block]
Segment information

In accordance with ASC
280,
Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one
reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company had no revenue for all years presented, and its long-lived assets are substantially located in PRC, no geographical segments information are presented.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the years presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two
-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty
percent of being sustained upon audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may
be recognized is the largest amount that has a greater than
50%
likelihood of being realized upon ultimate settlement. The income tax expense includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

The Company's policy is to classify interests and penalties related to unrecognized tax benefits, if any, under interest expenses and other expenses, respectively, forming part of pre-tax income.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk and other risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company’s cash is held at financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on cash to date. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in clinical research organizations; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

Business risk

The Company relies on
third
parties to support clinical development activities, trials and manufacturing process of product candidates. If these third
parties do not successfully carry out their contractual duties or meet expected deadlines, the Company may
not be able to obtain regulatory approval for the Company´s drug candidates and the Company’s business could be substantially impacted. The Company’s main activities are located in U.S. and PRC, and the net assets of the U.S. and China subsidiary were
$4,594
and
$368
respectively as of
December
31,
2016.

Currency convertibility risk

The Company incurs portions of expenses in currencies other than the U.S. dollars, in particular, the RMB. On
January
1,
1994,
the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may
be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From
July
21,
2005,
the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the RMB against the U.S. dollar was approximately
2.49%,
4.40%
and
6.30%
in
2014,
2015
and
2016,
respectively. It is difficult to predict how market forces or PRC or U.S. government policy may
impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for its operations, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may
significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements

In
May
2014,
the FASB issued Accounting Standards Update ("ASU") No.
2014
-
09,
Revenue from Contracts with Customers,
("ASU
2014
-
09"),
amended by ASU No.
2015
-
14.
This new standard will replace all current GAAP guidance on this topic and establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. This guidance can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In
2015,
the FASB deferred the effective date to reporting periods beginning after
December
15,
2017,
with early adoption permitted. The Company plans to adopt this standard on
January
1,
2018.
As Company has not entered into any revenue arrangement and does not anticipate any revenue arrangement in the near future, the Company does not expect the adoption of the new standard will have significant impact on its consolidated financial statements.

In
February
2016,
the FASB issued ASU No.
2016
-
02,
Leases
, which requires lessees to recognize assets and liabilities related to lease arrangements longer than
12
months on the balance sheet. This standard also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. The updated guidance is effective for interim and annual periods beginning after
December
15,
2018,
and early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In
August
2016,
the FASB issued ASU No.
2016
-
15,
Statement of cash flows—Classification of Certain Cash Receipts
("ASU
2016
-
15").
The amendments in ASU
2016
-
15
addresses
eight
specific cash flow classification issues. ASU
2016
-
15
is effective for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In
October
2016,
the FASB issued ASU No.
2016
-
16,
Income taxes—Intra-entity transfers of assets other than inventory
("ASU
2016
-
16").
The amendments in ASU
2016
-
16
require that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in ASU
2016
-
16
do not change GAAP for the pre-tax effects of an intra-entity asset transfer under Topic
810,
Consolidation, or for an intra-entity transfer of inventory. ASU
2016
-
16
is effective for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption on its consolidated financial statements.